Employee benefits - Additional Information (Detail) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Benefits
Staff welfare benefits	118,050,608	86,753,359	46,012,764